Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2013 were as follows:

Year Ended December 31	$
2014	4,082,489
2015	2,162,710
2016	1,559,440
2017 and after	6,736,096

Total	14,540,735

Rental expenses were $3,681,838, $5,175,287 and $7,054,682 during the years ended December 31, 2011, 2012 and 2013, respectively.